Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS:
Cash	$ 12,705,910	$ 10,319,624	$ 9,374,549	$ 8,381,951
Investment Securities, Available For Sale	386,255,837	384,973,906
Total Assets	912,614,259	868,812,599
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Other Notes Payable, Noncurrent	2,362,500	8,500,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,064,000
Stockholders' Equity Attributable to Parent	80,518,433	77,923,454	71,112,274	90,967,422
Total Liabilities and Shareholders' Equity	912,614,259	868,812,599
Parent Company [Member]
ASSETS:
Cash	3,619,418	5,098,959	$ 4,631,554	$ 8,785,338
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	90,359,718	92,407,398
Accounts Receivable And Other Assets	14,492	28,157
Total Assets	94,148,628	97,689,514
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	49,995	48,360
Other Notes Payable, Noncurrent	2,362,500	8,500,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,064,000
Stockholders' Equity Attributable to Parent	80,517,133	77,922,154
Total Liabilities and Shareholders' Equity	$ 94,148,628	$ 97,689,514